Accumulated Other Comprehensive Loss Related to Derivatives Designated as Cash Flow Hedges (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR
Derivative [Line Items]
Beginning balance-loss	$ 1	23	291
Net unrealized loss/(gain) for the year	3	175	(25)
Realized gain/(loss) reclassified into earnings	(3)	(159)	(243)
Ending balance - loss	$ 1	39	23